Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2024
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Contingent Liabilities and Commitments
15.
Contingent Liabilities and Commitments
(a)
Legal Proceedings

Anti-trust litigations

The Group and other LCD panel manufacturers have been sued by individual claimants on allegations of violating EU competition laws. While the Group continues its vigorous defense of this pending proceedings. As of December 31, 2024, the Group cannot predict the final outcomes of the lawsuits that have been filed.

Others

The Group is involved in various lawsuits and disputes in addition to the pending proceeding described above. The Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the disputes.

(b)
Commitments

Factoring and securitization of accounts receivable

The Parent Company has discount agreements with Korea Development Bank and other banks for accounts receivable related to export sales transactions with its subsidiary, up to USD 1,000 million (~~W~~ 1,470,000 million). As of December 31, 2024, there is no discounted accounts receivable that have not yet matured in connection with these agreements. In relation to the above agreements, the financial institutions have the recourse for accounts receivable that are past due.

The Group has assignment agreements with Standard Chartered Bank and other banks for accounts receivable related to domestic and export sales transactions, up to ~~W~~4,483,500 million. As of December 31, 2024, the amount of the accounts receivable assigned that have not matured in connection with these agreements is ~~W~~1,314,003 million. In relation to the above agreements, the financial institutions do not have the right of recourse for accounts receivable that are past due.

Loan commitment

As of December 31, 2024, the Group has entered into agreements with Hana Bank and other banks for credit lines and opening of letter of credits up to ~~W~~3,544,726 million.

Payment guarantees

The Parent Company received payment guarantees of USD 900 million (~~W~~1,323,000 million) from KB Kookmin Bank and other banks for advances received related to the long-term supply agreements.

The Group is provided with the guarantees for the borrowings amounting to USD 1,025 million (~~W~~ 1,506,750 million) by the Export-Import Bank of Korea and Korea Trade Insurance Corporation.

The Group has entered into guarantee agreements with Seoul Guarantee Insurance Co., Ltd., China Construction Bank Corporation and other banks up to ~~W~~2,021 million, CNY 913 million (~~W~~183,760 million), JPY 900 million (~~W~~8,428 million), VND 76,157 million (~~W~~4,394 million), and USD 0.2 million (~~W~~269 million) for the payment of consumption tax, import value-added tax, customs duties, and electricity charges.

License agreements

The Group has a trademark license agreement with LG Corp, for use of the “LG” name. Under the terms of the current agreement, we are required to make monthly payments to LG Corp. in the aggregate amount per year of 0.2% of our sales after deducting advertising expenses.

15.
Contingent Liabilities and Commitments, Continued

Long-term Supply Agreement

As of December 31, 2024, in connection with long-term supply agreements with customers, the Parent Company recognized advances received amounting to USD 750 million (~~W~~1,102,500 million). The advances received will be used to offset against accounts receivable arising from future product sales after a certain period of time from the date of receipt. In relation to this, the Parent Company received payment guarantees of USD 900 million (~~W~~1,323,000 million) from KB Kookmin Bank and other banks (see note 15(b) payment guarantees).

Collateral

Details of collateral provided by the Group are as follows:

(In millions of won and CNY)
Collateral	Carrying amount		Maximum bond amount	Secured creditor	Collateral borrowings amount
Property, plant and equipment and others	₩	437,583	1,200,000	LG Electronics Inc.	1,000,000
Property, plant and equipment and others		67,974	326,400	Korea Development Bank and others	136,000
Property, plant and equipment and others (*)		237,283	780,000	Korea Development Bank and others	650,000
Property, plant and equipment and others		746,738	—	China Construction Bank Corporation and others	CNY 6,000

(*) The carrying amount of collateral amounting to ~~W~~237,283 million includes the collateral of ~~W~~67,974 million for collateralized borrowings of ~~W~~136,000 million from Korea Development Bank and other banks.

Commitments for asset acquisition

The amount committed to acquire property, plant, equipment and intangible assets not recognized on the financial statements as of December 31, 2024 is ~~W~~465,422 million.